Labor obligations (Tables)	12 Months Ended
Dec. 31, 2022
Labor obligations
Schedule of principal assumptions for actuarial valuations

	Year ended December 31,
	2022	2021	2020
Discount rate (see note 5 a.)	9.6%	7.9%	7.4%
Expected rate of salary increase	5.8%	5.8%	5.8%
Average longevity at retirement age for current employees (years)	14	14	12
Inflation	4.0%	4.0%	4.0%

Schedule of amounts recognized in the statement of income and other comprehensive income

	Year ended December 31,
	2022		2021		2020
Service cost:
Current service cost	Ps.	9,883	Ps.	9,535	Ps.	8,276
Net interest expense		10,053		8,936		8,490
Reductions and terminations		(2,422)		—		(9,131)
Components of defined benefit costs recognized in profit or loss		17,514		18,471		7,635
Remeasurement on the net defined benefit liability:
Actuarial gains and losses arising from changes in financial assumptions		(31,009)		2,094		2,653
Actuarial gains and losses arising from experience adjustments		9,751		(6,414)		10,386
Components of defined benefit costs recognized in other comprehensive income (loss)		(21,258)		(4,320)		13,039
Total	Ps.	(3,744)	Ps.	14,151	Ps.	20,674

Schedule of the amount included in the consolidated statement of financial position arising from the Company's obligation in respect of its defined benefit plans

	December 31,
	2022		2021		2020
Present value of defined benefit obligations	Ps.	121,477	Ps.	129,199	Ps.	115,691

Schedule of movements in the present value of the defined benefit obligation

	December 31,
	2022		2021		2020
Present value of defined benefit obligation as of January 1,	Ps.	129,199	Ps.	115,691	Ps.	106,160
Current service cost		9,883		9,535		8,276
Interest cost		10,053		8,936		8,490
Reductions and terminations		(2,422)		—		(9,131)
Remeasurement (gains)/losses:
Actuarial gains and losses arising from changes in financial and demographic assumptions		(31,009)		2,094		2,653
Actuarial gains and losses arising from experience adjustments		9,751		(6,414)		10,386
Benefits paid		(3,978)		(643)		(11,143)
Present value of defined benefit obligation	Ps.	121,477	Ps.	129,199	Ps.	115,691

Schedule of expected cash flows from pension plans and seniority premium benefits

	Pensions		Seniority premium
Year	plan		benefits		Total
2023	Ps.	559	Ps.	1,294	Ps.	1,853
2024		9,794		1,614		11,408
2025		289		1,547		1,836
2026		2,818		2,207		5,025
From 2027 and subsequently		172,506		48,117		220,623
Total	Ps.	185,966	Ps.	54,779	Ps.	240,745